Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries	12 Months Ended
Dec. 31, 2020
Wimi HK [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Hong Kong company Incorporated on September 4, 2018 Primarily engages in the sales of semiconductor products and related accessories
Ownership	100% owned by Wimi Cayman
VIDA Semicon Co., Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Hong Kong company Incorporated on August 21, 2020 Primarily engages in the sales of semiconductor products and related accessories
Ownership	53% owned by Wimi HK
ICinit Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Hong Kong company Incorporated on June 1, 2020 Primarily engages in the sales of semiconductor products and related accessories
Ownership	51% owned by Wimi HK
Shenzhen ICinit Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") Incorporated on October 12, 2020 Registered capital of RMB 10,000,000 (USD 1,532,591) Plan to engage in the sales of computer chip and intelligent chip products
Ownership	100% owned by ICinit
Wimi WFOE [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") Incorporated on September 20, 2018 Registered capital of RMB 325,500,000 (USD 50,000,000) A holding company
Ownership	100% owned by Wimi HK
Beijing Wi Mi [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on May 27, 2015 Registered capital of RMB 5,154,639 (USD 789,995) Primarily engages in Hologram advertising services
Ownership	VIE of Wimi WFOE
Shenzhen Kuxuanyou Technology Co., Ltd.. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on June 18, 2012 Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi
Shenzhen Yiruan Tianxia Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on January 06, 2016 Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Kuxuanyou
Shenzhen Yiruan Tianxia Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on November 15, 2017 Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Kuxuanyou
Korgas Shengyou Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on February 13, 2017 Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in SDK payment channel services
Ownership	100% owned by Shenzhen Kuxuanyou Dissolved in May 2020
Korgas Wimi Xinghe Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on October 18, 2016 Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in Hologram advertising services
Ownership	100% owned by Beijing WiMi Dissolved in February 2019
Shenzhen Yitian Internet Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on March 08, 2011 Registered capital of RMB 20,000,000 (USD 3,065,181) Primarily engages in mobile games development
Ownership	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020
Korgas 233 Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on September 15, 2017 Registered capital of RMB 1,000,000 (USD 153,259) Primarily engages in mobile games development
Ownership	100% owned by Shenzhen Yitian
Shenzhen Qianhai Wangxin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on October 16, 2015 Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on January 14, 2019 Registered capital of RMB 100,000 (USD 15,326) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Wuhan 233 Interactive Entertainment Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on May 15, 2020 Registered capital of RMB 100,000 (USD 15,326) Primarily engages in mobile games development
Ownership	100% owned by Shenzhen Yitian
Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on October 28, 2020 Registered capital of RMB 50,000,000 (USD 7,662,953) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Korgas Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on October 30, 2020 Registered capital of RMB 20,000,000 (USD 3,065,181) Primarily engages in AR advertising services
Ownership	100% owned by Weidong
Tianjin Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on October 30, 2020 Registered capital of RMB 20,000,000 (USD 3,065,181) Primarily engages in AR advertising services No operations as of December 31, 2020
Ownership	60% owned by Weidong
Shenzhen Yidian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on May 20, 2014 Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on August 24, 2017 Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on November 25, 2016 Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on January 31, 2019 Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on December 3, 2019 Registered capital of RMB 5,000,000 (USD 766,295) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on September 24, 2020 Registered capital of RMB 10,000,000 (USD 1,532,591) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Hong Kong company Incorporated on February 22, 2016 Primarily engages in MR software development and licensing
Ownership	100% owned by Beijing WiMi
Skystar Development Co., Ltd [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Republic of Seychelles Company Incorporated on March 30, 2016 Primarily engages in MR software development and licensing
Ownership	100% owned by Micro Beauty
Lixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") Incorporated on August 4, 2020 Registered capital of RMB 200,000,000 (USD 30,651,811) Primarily engages in research, development and sale of computer chip and intelligent chip products
Ownership	100% owned by Wimi Cayman
Hainan Lixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on October 10, 2020 Registered capital of RMB 50,000,000 (USD 7,662,953) Plan to support the daily operations of Lixin Technology, no operations as of December 31, 2020
Ownership	100% owned by Lixin Technology
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Cayman company Incorporated on September 24, 2020 Primarily engages in the development of central processing algorithm and cloud computing services
Ownership	86.5% owned by Wimi Cayman
Fe-da Electronics Company Private Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Singapore company Incorporated on January 9, 2009 Capital of RMB 3,262,457 (USD 500,001) Primarily engages in customization of central processing units
Ownership	100% owned by VIYI Acquired in September 2020
Excel Crest Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Hong Kong company Incorporated on September 10, 2020 Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of December 31, 2020
Ownership	100% owned by Fe-da Electronics
VIYI Technology Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A Hong Kong company Incorporated on October 9, 2020 A holding company No operations as of December 31, 2020
Ownership	100% owned by VIYI
Shenzhen Weiyixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") Incorporated on November 18, 2020 Registered capital of RMB 195,747,000 (USD 30,000,000) A holding company
Ownership	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries [Line Items]
Background	A PRC limited liability company Incorporated on November 30, 2020 Registered capital of RMB 50,000,000 (USD 7,662,953) Plans to engage in providing software support services, no material operations as of December 31, 2020
Ownership	58% owned by VIYI Ltd